Note 19 - Trade and Other Payables - Trade and Other Payables (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018
Statement Line Items [Line Items]
Trade payables	$ 4,807	$ 5,554	$ 5,675	$ 3,806
Accruals	370	2,247	1,952	3,008
Related party payable	504	1,527	1,378	1,838
Payroll liabilities	1,383	1,209	1,165	504
Sales tax payable	496	1,054	764	310
Contract liabilities	6,013	10,095	4,978	1,544
Other creditors	1,822	2,953	2,011	3,072
Total	$ 15,395	$ 24,639	$ 17,923	$ 14,082